Restricted Deposits - Deposits Which are Restricted in Use (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Short-term financial instruments	₩ 1,045,676	₩ 616,780
Long-term financial instruments	1,221	1,222
Financial instruments	1,046,897	618,002
Restricted deposits [member]
Disclosure of financial assets [line items]
Short-term financial instruments	79,511	89,850
Long-term financial instruments	1,218	1,222
Financial instruments	₩ 80,729	₩ 91,072